Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
a.The changes in non-cash working capital items related to operating activities for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Accounts receivable, including other current assets	29,663	(114,042)	(22,746)
Due from affiliates	2,356	1,734	1,016
Bunker and lube oil inventory	6,152	(11,804)	(17,619)
Prepaid expenses	(2,084)	(25)	(484)
Accounts payable and accrued liabilities	(15,855)	21,065	(13,934)
Due to affiliates	3,872	(9,803)	7,821
Deferred revenue	1,752	798	(3,355)
Other	1,365	(147)	1,316
Change in operating assets and liabilities	27,221	(112,224)	(47,985)

b.Cash interest paid during the years ended December 31, 2023, 2022 and 2021 totaled $20.2 million, $29.4 million and $34.3 million respectively.
c.Total cash, cash equivalents and restricted cash are as follows:

	As at December 31, 2023	As at December 31, 2022	As at December 31, 2021	As at December 31, 2020
	$	$	$	$
Cash and cash equivalents	365,251	180,512	50,572	97,232
Restricted cash - current (1)	691	3,714	2,221	2,779
Restricted cash - long-term (2)	—	3,135	3,135	3,135
	365,942	187,361	55,928	103,146
(1)    The Company maintains restricted cash deposits relating to certain FFAs (see note 9).
(2)    The Company maintained restricted cash deposits relating to obligations related to finance leases for certain vessels which were repurchased by the Company in May 2023 as described in note 8.

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	Year Ended
	December 31, 2023	December 31, 2022
	$	$
Leased assets obtained in exchange for new operating lease liabilities	68,536	42,911